SHARE CAPITAL AND OTHER RESERVES - Weighted average assumptions used to estimate the fair value of share options granted (Details) - Y	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL AND OTHER RESERVES
Expected life		5	5
Expected volatility		125.67%	133.51%
Risk-free interest rate		3.49%	4.69%
Expected dividend yield
Forfeiture rate